Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross assets		₩ 85,058
Gross liabilities offset		(14)
Net amounts presented in the statement of financial position		85,044
Amounts not offset, Financial instruments		(82,130)
Amounts not offset, Cash collateral		0
Net amount		2,914
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 71,497	66,487
Gross liabilities offset	(1)	(1)
Net amounts presented in the statement of financial position	71,496	66,486
Amounts not offset, Financial instruments	(67,421)	(63,604)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 4,075	2,882
Other Financial Assets1 [member]
Disclosure of offsetting of financial assets [line items]
Gross assets		18,571
Gross liabilities offset		(13)
Net amounts presented in the statement of financial position		18,558
Amounts not offset, Financial instruments		(18,526)
Amounts not offset, Cash collateral		0
Net amount		₩ 32